Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stockholders' Equity
Schedule of redemption prices per share

Year from November 1, 2011 to October 31, 2012	$10.18
Year from November 1, 2012 to October 31, 2013	$10.12
Year from November 1, 2013 to October 31, 2014	$10.06
November 1, 2014 and thereafter	$10.00

Year from November 1, 2011 to October 31, 2012	$10.18
Year from November 1, 2012 to October 31, 2013	$10.12
Year from November 1, 2013 to October 31, 2014	$10.06
November 1, 2014 and thereafter	$10.00

Schedule of conversion of convertible preferred stock

Year ended December 31, 2010
Preferred shares exchanged	833,671
Common shares issued:
At stated convertible option	50,679
Incremental shares issued under the exchange transaction	185,835
Total common shares issued	236,514

Schedule of warrants outstanding

Issued in Connection With	Expiration Date	Common Shares Issuable	Weighted Average Exercise Price
April 2006 stock issuance	2013	367,347	$49.00
February 2007 stock issuance	2014	151,773	$59.08
December 2007 CEFF	2013	14,285	$9.80
July 2009 Series II stock issuance	2014	98,893	$7.00
January 2010 stock issuance	2015	101,785	$22.82
January 2010 stock issuance	2015	100,714	$19.95
October 2010 stock issuance	2015	594,513	$13.44
July 2011 stock issuance	2015	544,117	$9.52

Total		1,973,427	$22.96

Issued in Connection With	Expiration Date	Common Shares Issuable	Weighted Average Exercise Price
April 2006 stock issuance	2013	367,347	$49.00
February 2007 stock issuance	2014	151,773	$59.08
December 2007 CEFF	2013	14,285	$9.80
July 2009 Series II stock issuance	2014	98,893	$7.00
January 2010 stock issuance	2015	101,785	$22.82
January 2010 stock issuance	2015	100,714	$19.95
October 2010 stock issuance	2015	594,513	$13.44
July 2011 stock issuance	2016	544,117	$9.52
Total		1,973,427	$22.96